LOANS	12 Months Ended
Dec. 31, 2017
Loans [Abstract]
LOANS (excluding covered loans)
Loans and Leases

First Financial offers clients a variety of commercial and consumer loan and lease products with various interest rates and payment terms. Commercial loan categories include commercial and industrial, commercial real estate, construction real estate and lease financing. Consumer loan categories include residential real estate, home equity, installment and credit card.

Lending activities are primarily concentrated in states where the Bank operates banking centers (Ohio, Indiana and Kentucky). First Financial also offers two nationwide lending platforms, one that provides equipment and leasehold improvement financing for franchisees in the quick service and casual dining restaurant sector and another that provides loans primarily to insurance agents and brokers that are secured by commissions and cash collateral accounts.

Credit quality. To facilitate the monitoring of credit quality for commercial loans, and for purposes of determining an appropriate ALLL, First Financial utilizes the following categories of credit grades:

Pass - Higher quality loans that do not fit any of the other categories described below.

Special Mention - First Financial assigns a special mention rating to loans and leases with potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or lease or in First Financial's credit position at some future date.

Substandard - First Financial assigns a substandard rating to loans or leases that are inadequately protected by the current sound financial worth and paying capacity of the borrower or the collateral pledged, if any. Substandard loans and leases have well-defined weaknesses that jeopardize repayment of the debt. Substandard loans and leases are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not addressed.

Doubtful - First Financial assigns a doubtful rating to loans and leases with all of the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable, on the basis of currently existing facts, conditions and values. The possibility of loss is extremely high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans.

The credit grades described above, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter.

First Financial considers repayment performance as the best indicator of credit quality for consumer loans. Consumer loans that have principal and interest payments that are past due by 90 days or more are generally classified as nonperforming. Additionally, consumer loans that have been modified in a TDR are classified as nonperforming. Purchased impaired loans are not classified as nonperforming as the loans are considered to be performing under FASB ASC Topic 310-30.

Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2017
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Lease financing	Total
Pass	$1,882,464	$467,687	$2,446,999	$88,078	$4,885,228
Special Mention	6,226	0	4,436	0	10,662
Substandard	24,053	43	38,656	1,269	64,021
Doubtful	0	0	0	0	0
Total	$1,912,743	$467,730	$2,490,091	$89,347	$4,959,911

	Residential real estate	Home Equity	Installment	Credit card	Total
Performing	$463,459	$489,148	$41,331	$46,691	$1,040,629
Nonperforming	7,932	4,456	255	0	12,643
Total	$471,391	$493,604	$41,586	$46,691	$1,053,272

	As of December 31, 2016
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Lease financing	Total
Pass	$1,725,451	$398,155	$2,349,662	$92,540	$4,565,808
Special Mention	18,256	1,258	15,584	108	35,206
Substandard	38,241	21	62,331	460	101,053
Doubtful	0	0	0	0	0
Total	$1,781,948	$399,434	$2,427,577	$93,108	$4,702,067

	Residential real estate	Home equity	Installment	Credit card	Total
Performing	$491,380	$456,314	$50,202	$43,408	$1,041,304
Nonperforming	9,600	4,074	437	0	14,111
Total	$500,980	$460,388	$50,639	$43,408	$1,055,415

Delinquency. Loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2017
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial and industrial	$755	$1,657	$5,078	$7,490	$1,901,821	$1,909,311	$3,432	$1,912,743	$0
Lease financing	485	0	0	485	88,862	89,347	0	89,347	0
Construction real estate	234	0	0	234	467,216	467,450	280	467,730	0
Commercial real estate	1,716	201	8,777	10,694	2,419,969	2,430,663	59,428	2,490,091	0
Residential real estate	526	811	1,992	3,329	430,500	433,829	37,562	471,391	0
Home equity	2,716	394	1,753	4,863	485,127	489,990	3,614	493,604	0
Installment	179	29	205	413	40,529	40,942	644	41,586	0
Credit card	285	87	62	434	46,257	46,691	0	46,691	62
Total	$6,896	$3,179	$17,867	$27,942	$5,880,281	$5,908,223	$104,960	$6,013,183	$62

	As of December 31, 2016
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial and industrial	$1,257	$208	$1,339	$2,804	$1,773,939	$1,776,743	$5,205	$1,781,948	$0
Lease financing	137	0	115	252	92,856	93,108	0	93,108	0
Construction real estate	0	0	0	0	398,877	398,877	557	399,434	0
Commercial real estate	777	134	5,589	6,500	2,339,327	2,345,827	81,750	2,427,577	2,729
Residential real estate	821	37	2,381	3,239	450,631	453,870	47,110	500,980	0
Home equity	195	145	1,776	2,116	456,143	458,259	2,129	460,388	0
Installment	24	1	258	283	49,058	49,341	1,298	50,639	0
Credit card	457	177	142	776	42,632	43,408	0	43,408	142
Total	$3,668	$702	$11,600	$15,970	$5,603,463	$5,619,433	$138,049	$5,757,482	$2,871

Nonaccrual. Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower, coupled with other pertinent factors. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued but unpaid interest is reversed. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan classified as nonaccrual may return to accrual status if collection of future principal and interest payments is no longer doubtful.

Purchased impaired loans are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period provision for loan and lease losses or prospective yield adjustments.

Troubled debt restructurings. A loan modification is considered a TDR when the borrower is experiencing financial difficulty and concessions are made by the Company that would not otherwise be considered for a borrower with similar credit characteristics. The most common types of modifications include interest rate reductions, maturity extensions and modifications to principal amortization, including interest-only structures. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is managed by the Company’s credit administration group for resolution, which may result in foreclosure in the case of real estate.

TDRs are generally classified as nonaccrual for a minimum period of six months and may qualify for return to accrual status once they have demonstrated performance with the restructured terms of the loan agreement.

First Financial had 214 TDRs totaling $23.9 million at December 31, 2017, including $17.5 million of loans on accrual status and $6.4 million of loans classified as nonaccrual. First Financial had an insignificant amount of commitments outstanding to lend additional funds to borrowers whose loan terms have been modified through TDRs, and the ALLL included reserves of $1.3 million related to TDRs as of December 31, 2017. For the years ended December 31, 2017, 2016 and 2015, First Financial charged off $0.3 million, $0.5 million and $2.7 million, respectively, for the portion of TDRs determined to be uncollectible. Additionally, as of December 31, 2017, approximately $17.2 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

First Financial had 247 TDRs totaling $35.4 million at December 31, 2016, including $30.2 million of loans on accrual status and $5.1 million of loans classified as nonaccrual. First Financial had $0.9 million of commitments outstanding to lend additional funds to borrowers whose loan terms have been modified through TDRs. At December 31, 2016 the ALLL included reserves of $1.9 million related to TDRs, and $22.6 million of the accruing TDRs had been performing in accordance with the restructured terms for more than one year.

First Financial had 271 TDRs totaling $38.2 million at December 31, 2015, including $28.9 million of loans on accrual status and $9.3 million of loans classified as nonaccrual. First Financial had $1.8 million of commitments outstanding to lend additional funds to borrowers whose loan terms have been modified through TDRs. At December 31, 2015, the ALLL included reserves of $6.3 million related to TDRs, and $10.3 million of the accruing TDRs had been performing in accordance with the restructured terms for more than one year.

The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2017, 2016 and 2015:

	Years ended December 31,
	2017			2016			2015
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial and industrial	7	$5,724	$5,661	18	$3,402	$3,508	33	$9,035	$8,203
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	8	1,816	1,758	16	5,200	4,752	18	20,249	16,474
Residential real estate	6	416	315	5	840	787	10	1,292	1,238
Home equity	1	39	39	5	165	156	25	2,859	2,221
Installment	0	0	0	3	9	9	10	97	97
Total	22	$7,995	$7,773	47	$9,616	$9,212	96	$33,532	$28,233

The following table provides information on how TDRs were modified during the years ended December 31, 2017, 2016 and 2015:

	Years Ended December 31,
(Dollars in thousands)	2017	2016	2015
Extended maturities	$3,261	$2,571	$12,883
Adjusted interest rates	2,767	0	0
Combination of rate and maturity changes	489	3,046	1,244
Forbearance	1,181	88	260
Other (1)	75	3,507	13,846
Total	$7,773	$9,212	$28,233
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

First Financial considers repayment performance as an indication of the effectiveness of the Company's loan modifications. Borrowers that are 90 days or more past due on any principal or interest payments, or who prematurely terminate a restructured loan agreement without paying off the contractual principal balance (for example, in a deed-in-lieu arrangement), are considered to be in payment default of the terms of the TDR agreement.

For the twelve months ended December 31, 2017, 2016 and 2015, there were one, four and ten TDRs, respectively, with balances of $1.5 million, $0.3 million and $1.6 million, respectively, for which there was a payment default during the period that occurred within twelve months of the loan modification.

Impaired loans. Loans classified as nonaccrual and loans modified as TDRs are considered impaired. The following table provides information on impaired loans, excluding purchased impaired loans, as of December 31:

(Dollars in thousands)	2017	2016	2015
Impaired loans
Nonaccrual loans (1)
Commercial and industrial	$5,229	$2,419	$8,405
Lease financing	82	195	122
Construction real estate	29	0	0
Commercial real estate	10,616	6,098	9,418
Residential real estate	4,140	5,251	5,027
Home equity	3,743	3,400	4,898
Installment	243	367	127
Total nonaccrual loans	24,082	17,730	27,997
Accruing troubled debt restructurings	17,545	30,240	28,876
Total impaired loans	$41,627	$47,970	$56,873

Interest income effect
Gross amount of interest that would have been recorded under original terms	$3,397	$2,848	$3,595
Interest included in income
Nonaccrual loans	535	375	475
Troubled debt restructurings	710	876	682
Total interest included in income	1,245	1,251	1,157
Net impact on interest income	$2,152	$1,597	$2,438

Commitments outstanding to borrowers with nonaccrual loans	$0	$0	$1
(1) Nonaccrual loans include nonaccrual TDRs of $6.4 million, $5.1 million and $9.3 million as of December 31, 2017, 2016 and 2015, respectively.

First Financial individually reviews all impaired commercial loan relationships greater than $250,000, as well as consumer loan TDRs greater than $250,000, to determine if a specific allowance is necessary based on the borrower’s overall financial condition, resources, and payment record, support from guarantors and the realizable value of any collateral. Specific allowances are based on discounted cash flows using the loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans.

First Financial's investment in impaired loans, excluding purchased impaired loans, is as follows:

	December 31, 2017			December 31, 2016
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Current balance	Contractual principal balance	Related allowance
Loans with no related allowance recorded
Commercial and industrial	$7,162	$8,460	$0	$12,134	$12,713	$0
Lease financing	82	82	0	195	195	0
Construction real estate	29	60	0	0	0	0
Commercial real estate	18,423	20,837	0	12,232	14,632	0
Residential real estate	6,876	8,145	0	8,412	9,648	0
Home equity	4,356	5,399	0	3,973	5,501	0
Installment	255	422	0	437	603	0
Total	37,183	43,405	0	37,383	43,292	0

Loans with an allowance recorded
Commercial and industrial	169	169	169	1,069	1,071	550
Lease financing	0	0	0	0	0	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	3,119	3,120	448	8,228	8,277	593
Residential real estate	1,056	1,063	160	1,189	1,189	179
Home equity	100	100	2	101	101	2
Installment	0	0	0	0	0	0
Total	4,444	4,452	779	10,587	10,638	1,324

Total
Commercial and industrial	7,331	8,629	169	13,203	13,784	550
Lease financing	82	82	0	195	195	0
Construction real estate	29	60	0	0	0	0
Commercial real estate	21,542	23,957	448	20,460	22,909	593
Residential real estate	7,932	9,208	160	9,601	10,837	179
Home equity	4,456	5,499	2	4,074	5,602	2
Installment	255	422	0	437	603	0
Total	$41,627	$47,857	$779	$47,970	$53,930	$1,324

	Years ended December 31,
	2017		2016		2015
(Dollars in thousands)	Average balance	Interest income recognized	Average balance	Interest income recognized	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial and industrial	$13,167	$280	$13,619	$309	$10,468	$258
Lease financing	112	4	150	3	24	0
Construction real estate	601	1	0	0	150	0
Commercial real estate	20,935	563	14,252	357	19,363	344
Residential real estate	7,616	196	7,752	199	8,143	184
Home equity	4,032	99	4,830	86	5,648	82
Installment	332	4	366	7	380	7
Total	46,795	1,147	40,969	961	44,176	875

Loans with an allowance recorded
Commercial and industrial	1,204	28	1,098	37	1,409	26
Lease financing	0	0	214	8	0	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	2,634	40	7,792	211	12,928	213
Residential real estate	1,112	26	1,374	30	1,696	40
Home equity	101	4	101	4	101	3
Installment	0	0	0	0	0	0
Total	5,051	98	10,579	290	16,134	282

Total
Commercial and industrial	14,371	308	14,717	346	11,877	284
Lease financing	112	4	364	11	24	0
Construction real estate	601	1	0	0	150	0
Commercial real estate	23,569	603	22,044	568	32,291	557
Residential real estate	8,728	222	9,126	229	9,839	224
Home equity	4,133	103	4,931	90	5,749	85
Installment	332	4	366	7	380	7
Total	$51,846	$1,245	$51,548	$1,251	$60,310	$1,157

OREO. OREO is comprised of properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem loans.

Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2017	2016	2015
Balance at beginning of year	$6,284	$13,254	$22,674
Additions
Commercial	1,732	1,850	5,187
Residential	2,387	1,022	3,211
Total additions	4,119	2,872	8,398
Disposals
Commercial	(5,409)	(6,993)	(12,722)
Residential	(1,574)	(2,363)	(3,095)
Total disposals	(6,983)	(9,356)	(15,817)
Valuation adjustments
Commercial	(439)	(345)	(1,617)
Residential	(200)	(141)	(384)
Total valuation adjustments	(639)	(486)	(2,001)
Balance at end of year	$2,781	$6,284	$13,254

FDIC indemnification asset. The FDIC indemnification asset results from the loss sharing agreements entered into in conjunction with First Financial's FDIC-assisted transactions, and represents expected reimbursements from the FDIC for losses on covered assets. First Financial's FDIC indemnification asset balance was $1.9 million and $12.0 million as of December 31, 2017 and 2016, respectively.

The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets as well as on-going assessment of the collectibility of the indemnification assets. The primary activities impacting the FDIC indemnification asset are FDIC claims, amortization, FDIC loss sharing income and accelerated discount.

In December 2017, First Financial reached a preliminary agreement with the FDIC to early terminate its loss sharing agreements. As such, First Financial recorded a $5.1 million impairment charge to its indemnification asset as a component of noninterest expense as all future recoveries, gains, losses and expenses related to these previously covered assets will now be recognized entirely by First Financial given the FDIC will no longer share in such gains or losses.